Financial Assets and Financial Liabilities - Schedule of Information About Maximum Exposure to Credit Risk Arising From Financial Assets (Detail) - Credit risk [member] - RUB (₽) ₽ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about maximum exposure to credit risk arising from financial assets [line items]
Restricted cash (excluding cash on hand)	₽ 205	₽ 284
Cash deposits (Note 13)	15,186	320
Trade and other receivables	24,667	16,442
Other financial assets	335	370
Total	40,393	17,416
Loans issued [member]
Disclosure of detailed information about maximum exposure to credit risk arising from financial assets [line items]
Other financial assets	320	354
Bonds [member]
Disclosure of detailed information about maximum exposure to credit risk arising from financial assets [line items]
Other financial assets	₽ 15	₽ 16